Impairment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of statement of income

Statement of income	2024	2023	2022
Impairment (losses) reversals	(1,531)	(2,680)	(1,315)
Exploratory assets	(224)	(364)	−
Impairment of equity-accounted investments	13	(2)	(6)
Net effect within the statement of income	(1,742)	(3,046)	(1,321)
Losses	(1,955)	(3,307)	(1,640)
Reversals	213	261	319

Schedule of statement of financial position

Statement of financial position	2024	2023	2022
Property, plant and equipment (1)	(1,487)	(2,783)	(1,163)
Intangible assets (1)	(224)	(364)	(1)
Assets classified as held for sale	(32)	103	(151)
Investments	1	(2)	(6)
Net effect within the statement of financial position	(1,742)	(3,046)	(1,321)
(1) See note 25.1.

Schedule of impairment of property, plan and equipment and intangible assets

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment	Comments
					2024
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,998	7,000	(1,129)	E&P	Item (a1)
Second refining unit in RNEST	414	−	(421)	RT&M	Item (b1)
Oil and gas exploratory assets (several CGUs)	200	−	(224)	E&P	Item (c1)
Others			63	Several
Total			(1,711)
					2023
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,332	6,108	(2,217)	E&P	Item (a2)
Second refining unit in RNEST	943	455	(486)	RT&M	Item (b2)
Oil and gas exploratory assets (several CGUs)	371	−	(364)	E&P	Item (c2)
Others	−	−	(80)	Several
Total			(3,147)
					2022
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,307	7,747	(628)	E&P	Item (a3)
Oil and gas production and drilling equipment in Brazil (several CGUs)	486	7	(478)	E&P	Item (d)
Itaboraí utilities	919	777	(142)	G&LCE	Item (e)
Second refining unit in RNEST	792	882	89	RT&M	Item (b3)
Others			(5)	Several
Total			(1,164)
(1) It only refers to CGUs or assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their value in use, unless otherwise indicated.
(3) Impairment losses and reversals are calculated individually for each CGU. However, there are certain line items of this table which represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of the line items representing several CGUs may not represent a direct relation between "Carrying amount" and "Recoverable Amount".

Schedule of average exchange rates

Business Plan 2025-2029	2025	2026	2027	2028	2029	Long term Average
Average Brent (US$/barrel)	83	77	74	71	68	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.00	4.92	4.87	4.83	4.79	4.64

At December 31, 2023, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2024-2028	2024	2025	2026	2027	2028	Long term Average
Average Brent (US$/barrel)	80	78	75	73	70	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.05	5.04	5.03	4.98	4.90	4.65

At December 31, 2022, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2023-2027	2023	2024	2025	2026	2027	Long term Average
Average Brent (US$/barrel)	85	80	75	70	65	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.02	5.00	5.00	4.97	4.88	4.76

Schedule of impairment losses reversals

Activity	12.31.2024	12.31.2023
Producing properties relating to oil and gas activities in Brazil	7.6% p.a.	7.6% p.a.
RT&M in Brazil – postponed projects	7.7% p.a.	7.0% p.a.

Schedule of changes in material assumptions

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Asset with recoverable amount close to its carrying amount
CGU Marlim Sul	E&P	4,825	4,760	(65)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (9 CGUs)	E&P	6,656	5,991	(665)
Itaboraí utilities	G&LCE	900	810	(90)
Araucária Nitrogenados - ANSA	RT&M	12	11	(1)
		12,393	11,572	(821)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (1)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (9 CGUs)	E&P	6,656	7,322	666
Itaboraí utilities	G&LCE	900	989	89
Araucária Nitrogenados - ANSA	RT&M	12	13	1
		7,568	8,324	756
(1) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

Schedule of assets classified as held for sale

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment
				2024
Producing properties relating to oil and gas activities	44	–	(44)	E&P
Others			12	Several
Total			(32)
				2023
Producing properties relating to oil and gas activities	230	334	102	E&P
Others			1	Several
Total			103
				2022
Producing properties relating to oil and gas activities	376	300	(116)	E&P
Refinery and associated logistics assets	77	34	(44)	RT&M
Others			9	Several
Total			(151)
(1) It only refers to assets or groups of assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their fair value.